Income tax (expense)/benefit - Unused Tax Losses (Details) - Tax losses - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	¥ 1,608,337	¥ 1,133,461
Year 2022
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	277,048	277,048
Year 2023
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	117,030	121,521
Year 2024
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	420,353	448,605
Year 2025
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	242,645
Year 2029
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	7,149	¥ 7,149
Year 2030
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	¥ 9,689